UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended July 31, 2024:
John Hancock Funds II
  John Hancock Fundamental All Cap Core Fund
  John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class A/JHAAX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$164	1.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class A/JHAAX) returned 3.18% (excluding sales charges) for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class A/JHAAX)	(1.95)%	2.01%	1.47%
Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge	3.18%	3.05%	1.99%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743813
395A-A
7/24
9/24

John Hancock Multi-Asset Absolute Return Fund
Class C/JHACX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$234	2.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class C/JHACX) returned 2.45% (excluding sales charges) for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class C/JHACX)	1.45%	2.33%	1.29%
Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge	2.45%	2.33%	1.29%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743813
395A-C
7/24
9/24

John Hancock Multi-Asset Absolute Return Fund
Class I/JHAIX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$133	1.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class I/JHAIX) returned 3.42% for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class I/JHAIX)	3.42%	3.36%	2.30%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743813
395A-I
7/24
9/24

John Hancock Multi-Asset Absolute Return Fund
Class NAV
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$122	1.20%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class NAV) returned 3.61% for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class NAV)	3.61%	3.48%	2.42%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743813
395A-A
7/24
9/24

John Hancock Multi-Asset Absolute Return Fund
Class R2/JHARX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$166	1.63%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R2/JHARX) returned 3.20% for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R2/JHARX)	3.20%	3.02%	1.90%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743813
395A-R2
7/24
9/24

John Hancock Multi-Asset Absolute Return Fund
Class R6/JHASX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$122	1.20%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R6/JHASX) returned 3.51% for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R6/JHASX)	3.51%	3.44%	2.40%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743813
395A-R6
7/24
9/24

John Hancock Fundamental All Cap Core Fund
Class A/JFCAX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$127	1.13%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class A/JFCAX) returned 24.58% (excluding sales charges) for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.

TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.

TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class A/JFCAX)	18.33%	15.32%	12.77%
Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge	24.58%	16.50%	13.34%
Russell 3000 Index	21.07%	14.23%	12.58%

The Fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743804
376A-A
7/24
9/24

John Hancock Fundamental All Cap Core Fund
Class C/JFCCX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$205	1.83%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class C/JFCCX) returned 23.70% (excluding sales charges) for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.

TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.

TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class C/JFCCX)	22.70%	15.69%	12.56%
Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge	23.70%	15.69%	12.56%
Russell 3000 Index	21.07%	14.23%	12.58%

The Fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743804
376A-C
7/24
9/24

John Hancock Fundamental All Cap Core Fund
Class I/JFCIX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$93	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class I/JFCIX) returned 24.95% for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.
TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.

TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class I/JFCIX)	24.95%	16.84%	13.69%
Russell 3000 Index	21.07%	14.23%	12.58%

The Fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743804
376A-I
7/24
9/24

John Hancock Fundamental All Cap Core Fund
Class R2/JFACX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$136	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R2/JFACX) returned 24.49% for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.
TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.

TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R2/JFACX)	24.49%	16.39%	13.32%
Russell 3000 Index	21.07%	14.23%	12.58%

The Fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R2 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743804
376A-R2
7/24
9/24

John Hancock Fundamental All Cap Core Fund
Class R4/JFARX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$100	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R4/JFARX) returned 24.85% for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.
TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.

TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R4/JFARX)	24.85%	16.78%	13.59%
Russell 3000 Index	21.07%	14.23%	12.58%

The Fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R4 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743804
376A-R4
7/24
9/24

John Hancock Fundamental All Cap Core Fund
Class R6/JFAIX
Annual SHAREHOLDER REPORT | July 31, 2024
This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$81	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R6/JFAIX) returned 25.10% for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.
TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.

TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R6/JFAIX)	25.10%	16.97%	13.78%
Russell 3000 Index	21.07%	14.23%	12.58%

The Fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3743804
376A-R6
7/24
9/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, July 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $153,409 and $156,293 for the fiscal years ended July 31, 2024 and July 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $1,526 and $1,224 for fiscal years ended July 31, 2024 and July 31, 2023, respectively.

Amounts billed to control affiliates were $145,263 and $127,376 for the fiscal years ended July 31, 2024 and July 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $8,881 and $16,613 for the fiscal years ended July 31, 2024 and July 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $739 and $0 for the fiscal years ended July 31, 2024 and July 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended July 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,091,664 for the fiscal year ended July 31, 2024 and $1,272,994 for the fiscal year ended July 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended July 31, 2024 for the following funds:

John Hancock Funds II

  John Hancock Fundamental All Cap Core Fund

  John Hancock Multi-Asset Absolute Return Fund

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	September 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	September 12, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	September 12, 2024

ITEM 2. CODE OF ETHICS.

As of the end of the year, July 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $153,409 and $156,293 for the fiscal years ended July 31, 2024 and July 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $1,526 and $1,224 for fiscal years ended July 31, 2024 and July 31, 2023, respectively.

Amounts billed to control affiliates were $145,263 and $127,376 for the fiscal years ended July 31, 2024 and July 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $8,881 and $16,613 for the fiscal years ended July 31, 2024 and July 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $739 and $0 for the fiscal years ended July 31, 2024 and July 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended July 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,091,664 for the fiscal year ended July 31, 2024 and $1,272,994 for the fiscal year ended July 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended July 31, 2024 for the following funds:

John Hancock Funds II

  John Hancock Fundamental All Cap Core Fund

  John Hancock Multi-Asset Absolute Return Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Fundamental All Cap Core Fund
U.S. equity
July 31, 2024

John Hancock
Fundamental All Cap Core Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
14	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

Fund’s investments
AS OF 7-31-24
	Shares	Value
Common stocks 98.1%		$530,371,669
(Cost $378,282,972)
Communication services 9.7%		52,471,777
Entertainment 3.3%
Liberty Media Corp.-Liberty Formula One, Series C (A)	159,600	12,906,852
Warner Brothers Discovery, Inc. (A)	543,252	4,699,130
Interactive media and services 6.4%
Alphabet, Inc., Class A	179,731	30,831,056
CarGurus, Inc. (A)	162,560	4,034,739
Consumer discretionary 22.3%		120,600,521
Automobile components 1.2%
Mobileye Global, Inc., Class A (A)	307,879	6,465,459
Broadline retail 7.3%
Amazon.com, Inc. (A)	212,585	39,749,140
Hotels, restaurants and leisure 2.1%
Las Vegas Sands Corp.	144,013	5,712,996
Vail Resorts, Inc.	30,091	5,476,863
Household durables 5.9%
Lennar Corp., Class A	137,645	24,353,530
NVR, Inc. (A)	890	7,660,657
Leisure products 1.2%
Polaris, Inc.	80,831	6,731,606
Specialty retail 3.6%
Avolta AG (A)	131,472	4,960,626
Group 1 Automotive, Inc.	39,066	14,287,218
Textiles, apparel and luxury goods 1.0%
Canada Goose Holdings, Inc. (A)	315,279	3,641,472
Salvatore Ferragamo SpA	179,012	1,560,954
Consumer staples 1.4%		7,621,117
Beverages 1.4%
Anheuser-Busch InBev SA/NV, ADR	128,086	7,621,117
Energy 4.9%		26,303,589
Oil, gas and consumable fuels 4.9%
Cheniere Energy, Inc.	101,098	18,464,539
Suncor Energy, Inc.	196,369	7,839,050
Financials 15.9%		85,948,274
Banks 3.4%
First Hawaiian, Inc.	734,913	18,402,222
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	2

	Shares	Value
Financials (continued)
Capital markets 12.5%
KKR & Company, Inc.	188,157	$23,227,982
Morgan Stanley	201,260	20,772,045
S&P Global, Inc.	21,332	10,340,260
The Goldman Sachs Group, Inc.	25,943	13,205,765
Health care 7.1%		38,127,879
Biotechnology 1.3%
Alnylam Pharmaceuticals, Inc. (A)	11,254	2,672,375
Moderna, Inc. (A)	34,759	4,143,968
Health care equipment and supplies 1.9%
Hologic, Inc. (A)	127,301	10,389,035
Health care providers and services 1.6%
Elevance Health, Inc.	15,771	8,390,645
Life sciences tools and services 1.9%
Avantor, Inc. (A)	250,634	6,704,460
Thermo Fisher Scientific, Inc.	5,733	3,516,278
Pharmaceuticals 0.4%
Elanco Animal Health, Inc. (A)	177,233	2,311,118
Industrials 6.1%		33,054,151
Electrical equipment 2.0%
Regal Rexnord Corp.	56,001	8,998,241
Sensata Technologies Holding PLC	44,310	1,727,647
Machinery 1.6%
Parker-Hannifin Corp.	15,951	8,951,063
Trading companies and distributors 2.5%
United Rentals, Inc.	17,669	13,377,200
Information technology 26.2%		141,913,227
Semiconductors and semiconductor equipment 11.6%
Analog Devices, Inc.	72,997	16,890,046
NVIDIA Corp.	314,860	36,844,917
Texas Instruments, Inc.	44,235	9,015,535
Software 10.5%
Autodesk, Inc. (A)	25,661	6,351,611
Microsoft Corp.	14,997	6,273,995
Oracle Corp.	64,621	9,011,398
Roper Technologies, Inc.	13,420	7,310,545
Salesforce, Inc.	55,677	14,409,208
Workday, Inc., Class A (A)	60,634	13,771,194
Technology hardware, storage and peripherals 4.1%
Apple, Inc.	99,220	22,034,778
3	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials 1.0%		$5,555,874
Chemicals 1.0%
Axalta Coating Systems, Ltd. (A)	155,845	5,555,874
Real estate 3.5%		18,775,260
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	275,797	923,920
Specialized REITs 3.3%
American Tower Corp.	5,948	1,310,939
Crown Castle, Inc.	150,258	16,540,401

	Yield (%)	Shares	Value
Short-term investments 1.8%			$9,662,611
(Cost $9,659,634)
Short-term funds 1.8%			9,662,611
John Hancock Collateral Trust (B)	5.4652(C)	966,271	9,662,611

Total investments (Cost $387,942,606) 99.9%	$540,034,280
Other assets and liabilities, net 0.1%	735,842
Total net assets 100.0%	$540,770,122

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-24.
At 7-31-24, the aggregate cost of investments for federal income tax purposes was $390,331,570. Net unrealized appreciation aggregated to $149,702,710, of which $163,910,701 related to gross unrealized appreciation and $14,207,991 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 7-31-24

Assets
Unaffiliated investments, at value (Cost $378,282,972)	$530,371,669
Affiliated investments, at value (Cost $9,659,634)	9,662,611
Total investments, at value (Cost $387,942,606)	540,034,280
Foreign currency, at value (Cost $52)	52
Dividends and interest receivable	294,745
Receivable for fund shares sold	1,183,607
Receivable from affiliates	10,579
Other assets	77,079
Total assets	541,600,342
Liabilities
Payable for fund shares repurchased	659,880
Payable to affiliates
Accounting and legal services fees	15,204
Transfer agent fees	39,812
Distribution and service fees	40
Trustees’ fees	650
Other liabilities and accrued expenses	114,634
Total liabilities	830,220
Net assets	$540,770,122
Net assets consist of
Paid-in capital	$393,740,258
Total distributable earnings (loss)	147,029,864
Net assets	$540,770,122

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($164,887,076 ÷ 4,663,340 shares)[1]	$35.36
Class C ($20,636,935 ÷ 628,634 shares)[1]	$32.83
Class I ($252,146,007 ÷ 6,921,224 shares)	$36.43
Class R2 ($191,909 ÷ 5,408 shares)	$35.49
Class R4 ($118,080 ÷ 3,259 shares)	$36.23
Class R6 ($102,790,115 ÷ 2,802,563 shares)	$36.68
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$37.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 7-31-24

Investment income
Dividends	$4,722,515
Dividends from affiliated investments	571,607
Less foreign taxes withheld	(59,999)
Total investment income	5,234,123
Expenses
Investment management fees	2,742,531
Distribution and service fees	543,429
Accounting and legal services fees	78,356
Transfer agent fees	381,740
Trustees’ fees	9,309
Custodian fees	59,057
State registration fees	141,196
Printing and postage	44,526
Professional fees	110,169
Other	26,464
Total expenses	4,136,777
Less expense reductions	(316,943)
Net expenses	3,819,834
Net investment income	1,414,289
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,922,770
Affiliated investments	1,571
10,924,341
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	88,225,697
Affiliated investments	2,834
88,228,531
Net realized and unrealized gain	99,152,872
Increase in net assets from operations	$100,567,161
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 7-31-24	Year ended 7-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,414,289	$480,486
Net realized gain (loss)	10,924,341	(16,022,090)
Change in net unrealized appreciation (depreciation)	88,228,531	49,847,498
Increase in net assets resulting from operations	100,567,161	34,305,894
Distributions to shareholders
From earnings
Class A	(156,556)	(4,240,407)
Class C	—	(479,220)
Class I	(599,500)	(3,616,165)
Class R2	(68)	(5,547)
Class R4	(314)	(3,639)
Class R6	(345,150)	(2,682,185)
Total distributions	(1,101,588)	(11,027,163)
From fund share transactions	122,430,237	14,058,030
Total increase	221,895,810	37,336,761
Net assets
Beginning of year	318,874,312	281,537,551
End of year	$540,770,122	$318,874,312
7	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$28.42	$26.23	$29.93	$21.48	$18.51
Net investment income (loss)[1]	0.05	—[2]	(0.06)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments	6.93	3.36	(2.58)	9.29	2.99
Total from investment operations	6.98	3.36	(2.64)	9.19	2.97
Less distributions
From net investment income	(0.04)	—	—	—	—[2]
From net realized gain	—	(1.17)	(1.06)	(0.74)	—
Total distributions	(0.04)	(1.17)	(1.06)	(0.74)	—[2]
Net asset value, end of period	$35.36	$28.42	$26.23	$29.93	$21.48
Total return (%)[3,4]	24.58	14.00	(9.29)	43.58	16.05
Ratios and supplemental data
Net assets, end of period (in millions)	$165	$112	$91	$74	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.24	1.23	1.31	1.40
Expenses including reductions	1.13	1.13	1.12	1.24	1.27
Net investment income (loss)	0.16	—[5]	(0.21)	(0.39)	(0.11)
Portfolio turnover (%)	12	36	25	18	22

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	8

CLASS C SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$26.54	$24.75	$28.48	$20.62	$17.89
Net investment loss[1]	(0.14)	(0.17)	(0.24)	(0.27)	(0.15)
Net realized and unrealized gain (loss) on investments	6.43	3.13	(2.43)	8.87	2.88
Total from investment operations	6.29	2.96	(2.67)	8.60	2.73
Less distributions
From net realized gain	—	(1.17)	(1.06)	(0.74)	—
Net asset value, end of period	$32.83	$26.54	$24.75	$28.48	$20.62
Total return (%)[2,3]	23.70	13.19	(9.88)	42.51	15.26
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$12	$10	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	1.94	1.93	2.01	2.10
Expenses including reductions	1.83	1.83	1.82	1.94	1.97
Net investment loss	(0.54)	(0.71)	(0.91)	(1.09)	(0.81)
Portfolio turnover (%)	12	36	25	18	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$29.26	$26.89	$30.56	$21.86	$18.82
Net investment income (loss)[1]	0.13	0.08	0.03	(0.03)	0.04
Net realized and unrealized gain (loss) on investments	7.15	3.46	(2.64)	9.47	3.03
Total from investment operations	7.28	3.54	(2.61)	9.44	3.07
Less distributions
From net investment income	(0.11)	—	—	—	(0.03)
From net realized gain	—	(1.17)	(1.06)	(0.74)	—
Total distributions	(0.11)	(1.17)	(1.06)	(0.74)	(0.03)
Net asset value, end of period	$36.43	$29.26	$26.89	$30.56	$21.86
Total return (%)[2]	24.95	14.33	(9.00)	43.97	16.34
Ratios and supplemental data
Net assets, end of period (in millions)	$252	$123	$120	$38	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.94	0.93	1.01	1.10
Expenses including reductions	0.83	0.83	0.83	0.94	0.97
Net investment income (loss)	0.45	0.31	0.10	(0.10)	0.19
Portfolio turnover (%)	12	36	25	18	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	10

CLASS R2 SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$28.52	$26.34	$30.07	$21.61	$18.64
Net investment income (loss)[1]	0.02	(0.02)	(0.09)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments	6.96	3.37	(2.58)	9.33	3.01
Total from investment operations	6.98	3.35	(2.67)	9.20	2.97
Less distributions
From net investment income	(0.01)	—	—	—	—
From net realized gain	—	(1.17)	(1.06)	(0.74)	—
Total distributions	(0.01)	(1.17)	(1.06)	(0.74)	—
Net asset value, end of period	$35.49	$28.52	$26.34	$30.07	$21.61
Total return (%)[2]	24.49	13.89	(9.35)	43.35	15.93
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.33	1.32	1.40	1.49
Expenses including reductions	1.21	1.21	1.21	1.34	1.36
Net investment income (loss)	0.07	(0.09)	(0.30)	(0.49)	(0.21)
Portfolio turnover (%)	12	36	25	18	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
11	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$29.11	$26.77	$30.45	$21.79	$18.75
Net investment income (loss)[1]	0.13	0.06	0.01	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	7.09	3.45	(2.63)	9.43	3.05
Total from investment operations	7.22	3.51	(2.62)	9.40	3.06
Less distributions
From net investment income	(0.10)	—	—	—	(0.02)
From net realized gain	—	(1.17)	(1.06)	(0.74)	—
Total distributions	(0.10)	(1.17)	(1.06)	(0.74)	(0.02)
Net asset value, end of period	$36.23	$29.11	$26.77	$30.45	$21.79
Total return (%)[2]	24.85	14.28	(9.06)	43.92	16.32
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.11	1.08	1.15	1.24
Expenses including reductions	0.89	0.89	0.87	0.99	1.00
Net investment income (loss)	0.40	0.23	0.04	(0.13)	0.06
Portfolio turnover (%)	12	36	25	18	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	12

CLASS R6 SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$29.45	$27.03	$30.68	$21.92	$18.86
Net investment income[1]	0.17	0.10	0.06	—[2]	0.06
Net realized and unrealized gain (loss) on investments	7.20	3.49	(2.65)	9.50	3.05
Total from investment operations	7.37	3.59	(2.59)	9.50	3.11
Less distributions
From net investment income	(0.14)	—	—	—	(0.05)
From net realized gain	—	(1.17)	(1.06)	(0.74)	—
Total distributions	(0.14)	(1.17)	(1.06)	(0.74)	(0.05)
Net asset value, end of period	$36.68	$29.45	$27.03	$30.68	$21.92
Total return (%)[3]	25.10	14.44	(8.90)	44.12	16.49
Ratios and supplemental data
Net assets, end of period (in millions)	$103	$72	$61	$24	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.83	0.82	0.90	0.99
Expenses including reductions	0.72	0.72	0.72	0.84	0.85
Net investment income	0.57	0.40	0.20	0.01	0.30
Portfolio turnover (%)	12	36	25	18	22

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Fundamental All Cap Core Fund	14

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$52,471,777	$52,471,777	—	—
Consumer discretionary	120,600,521	114,078,941	$6,521,580	—
Consumer staples	7,621,117	7,621,117	—	—
Energy	26,303,589	26,303,589	—	—
Financials	85,948,274	85,948,274	—	—
Health care	38,127,879	38,127,879	—	—
Industrials	33,054,151	33,054,151	—	—
Information technology	141,913,227	141,913,227	—	—
Materials	5,555,874	5,555,874	—	—
Real estate	18,775,260	18,775,260	—	—
Short-term investments	9,662,611	9,662,611	—	—
Total investments in securities	$540,034,280	$533,512,700	$6,521,580	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income,
15	JOHN HANCOCK Fundamental All Cap Core Fund |

net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended July 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended July 31, 2024 were $4,797.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Fundamental All Cap Core Fund	16

For federal income tax purposes, as of July 31, 2024, the fund has a short-term capital loss carryforward of $3,471,104 available to offset future net realized capital gains. This carryforward does not expire.
As of July 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended July 31, 2024 and 2023 was as follows:
	July 31, 2024	July 31, 2023
Ordinary income	$1,101,588	—
Long-term capital gains	—	$11,027,163
Total	$1,101,588	$11,027,163
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of July 31, 2024, the components of distributable earnings on a tax basis consisted of $798,258 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate net assets; and b) 0.650% of the aggregate net assets in excess of $2.5 billion. Aggregate net assets are the net assets of the fund, Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust; and, effective November 2, 2023, the net assets of Fundamental All Cap Core
17	JOHN HANCOCK Fundamental All Cap Core Fund |

ETF, a series of John Hancock Exchange-Traded Fund Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended July 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended July 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$100,927
Class C	11,890
Class I	140,150
Class R2	123
Class	Expense reduction
Class R4	$80
Class R6	63,673
Total	$316,843

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended July 31, 2024, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended July 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Fundamental All Cap Core Fund	18

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $100 for Class R4 shares for the year ended July 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $359,590 for the year ended July 31, 2024. Of this amount, $60,365 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $299,225 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended July 31, 2024, CDSCs received by the Distributor amounted to $1,889 and $3,126 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended July 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$389,058	$150,290
Class C	153,321	17,762
Class I	—	209,481
Class R2	779	8
Class R4	271	5
Class R6	—	4,194
Total	$543,429	$381,740
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
19	JOHN HANCOCK Fundamental All Cap Core Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended July 31, 2024 and 2023 were as follows:
	Year Ended 7-31-24		Year Ended 7-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,691,821	$51,770,724	1,315,971	$33,452,680
Distributions reinvested	5,175	156,037	189,351	4,239,568
Repurchased	(958,971)	(29,335,635)	(1,056,848)	(26,356,825)
Net increase	738,025	$22,591,126	448,474	$11,335,423
Class C shares
Sold	297,908	$8,409,014	153,627	$3,617,670
Distributions reinvested	—	—	22,820	479,220
Repurchased	(114,548)	(3,316,464)	(124,677)	(2,922,791)
Net increase	183,360	$5,092,550	51,770	$1,174,099
Class I shares
Sold	5,206,102	$160,417,166	3,396,943	$87,900,603
Distributions reinvested	19,328	599,346	157,054	3,615,390
Repurchased	(2,517,835)	(77,793,656)	(3,788,873)	(94,974,774)
Net increase (decrease)	2,707,595	$83,222,856	(234,876)	$(3,458,781)
Class R2 shares
Sold	645	$20,898	231	$5,604
Distributions reinvested	2	53	191	4,303
Repurchased	(319)	(10,136)	(48)	(1,200)
Net increase	328	$10,815	374	$8,707
Class R4 shares
Sold	108	$3,305	114	$2,910
Distributions reinvested	2	64	29	659
Repurchased	(55)	(1,739)	(21)	(572)
Net increase	55	$1,630	122	$2,997
Class R6 shares
Sold	1,073,114	$33,951,792	894,840	$23,215,674
Distributions reinvested	11,062	345,123	115,861	2,682,185
Repurchased	(725,757)	(22,785,655)	(814,879)	(20,902,274)
Net increase	358,419	$11,511,260	195,822	$4,995,585
Total net increase	3,987,782	$122,430,237	461,686	$14,058,030
Affiliates of the fund owned 78% and 15% of shares of Class R4 and Class R6, respectively, on July 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
| JOHN HANCOCK Fundamental All Cap Core Fund	20

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $165,637,275 and $48,261,350, respectively, for the year ended July 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	966,271	$4,811,553	$168,355,446	$(163,508,793)	$1,571	$2,834	$571,607	—	$9,662,611
21	JOHN HANCOCK Fundamental All Cap Core Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Fundamental All Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental All Cap Core Fund (the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Fundamental All Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 28 – May 30, 2024. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
25	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five-and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-,three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses.  The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory afﬁliates to other
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	26

clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed ﬁnancial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)	received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
27	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reﬂected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to beneﬁt from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services.
With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	28

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance.
As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reﬂected as breakpoints in the advisory fees for the fund in order to permit shareholders to beneﬁt from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
29	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

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This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3743804	376A 7/24
9/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset Absolute Return Fund
Alternative
July 31, 2024

John Hancock
Multi-Asset Absolute Return Fund

2	Fund’s investments
14	Financial statements
18	Financial highlights
24	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Fund’s investments
AS OF 7-31-24
	Shares	Value
Common stocks 88.5%		$294,609,949
(Cost $217,438,748)
Brazil 0.4%		1,405,615
Ambev SA	250,100	512,037
Cia de Saneamento Basico do Estado de Sao Paulo	6,200	96,724
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,480	70,022
CPFL Energia SA	24,800	142,412
Hypera SA	59,400	302,453
M Dias Branco SA	59,200	281,967
Canada 0.2%		702,718
The Toronto-Dominion Bank	11,900	702,718
China 1.7%		5,535,406
Alibaba Group Holding, Ltd., ADR	8,111	639,552
Baidu, Inc., ADR (A)	2,603	230,548
China Construction Bank Corp., H Shares	759,000	529,999
China Longyuan Power Group Corp., Ltd., H Shares	459,000	411,566
China Railway Group, Ltd., H Shares	64,000	31,210
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	13,362	76,335
Chinasoft International, Ltd. (A)	190,000	92,588
Hengan International Group Company, Ltd.	13,500	42,172
Industrial & Commercial Bank of China, Ltd., H Shares	602,000	333,497
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	131,900	458,199
Meituan, Class B (A)(B)	550	7,616
Midea Group Company, Ltd., Class A	26,900	237,244
Ming Yang Smart Energy Group, Ltd., Class A	195,725	269,870
NetEase, Inc., ADR	3,387	311,977
PICC Property & Casualty Company, Ltd., H Shares	84,000	110,151
Ping An Insurance Group Company of China, Ltd., H Shares	108,000	469,003
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	81,600	41,406
Sinopharm Group Company, Ltd., H Shares	206,400	484,120
Tencent Holdings, Ltd.	8,300	383,016
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A	41,697	49,210
Vipshop Holdings, Ltd., ADR	7,524	102,627
Wuliangye Yibin Company, Ltd., Class A	6,900	121,228
Yum China Holdings, Inc.	3,382	102,272
Denmark 2.0%		6,846,438
Novo Nordisk A/S, Class B	51,674	6,846,438
France 1.9%		6,487,443
LVMH Moet Hennessy Louis Vuitton SE	1,567	1,105,304
Sanofi	21,499	2,216,389
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	2

	Shares	Value
France (continued)
Vinci SA	27,741	$3,165,750
Germany 1.5%		4,950,409
Allianz SE	8,085	2,277,267
Deutsche Telekom AG	102,194	2,673,142
Hong Kong 0.1%		203,258
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Resources Land, Ltd.	68,000	203,258
Hungary 0.0%		5,788
Richter Gedeon NYRT	203	5,788
Indonesia 0.2%		551,071
Telkom Indonesia Persero Tbk PT	3,102,800	551,071
Ireland 1.9%		6,421,472
Accenture PLC, Class A	16,482	5,449,279
Medtronic PLC	12,104	972,193
Israel 0.6%		1,980,526
Check Point Software Technologies, Ltd. (A)	10,796	1,980,526
Japan 1.3%		4,502,518
Hoya Corp.	12,100	1,516,140
KDDI Corp.	46,600	1,402,195
Nippon Telegraph & Telephone Corp.	1,486,500	1,584,183
Mexico 0.4%		1,190,312
Arca Continental SAB de CV	23,200	228,588
Coca-Cola Femsa SAB de CV	14,345	129,614
Fomento Economico Mexicano SAB de CV	10,300	113,626
Grupo Financiero Banorte SAB de CV, Series O	40,600	304,887
Kimberly-Clark de Mexico SAB de CV, Class A	232,100	413,597
Netherlands 0.2%		604,354
Prosus NV (A)	17,325	604,354
Philippines 0.0%		35,703
PLDT, Inc.	1,375	35,703
South Africa 0.2%		752,064
Naspers, Ltd., N Shares	2,267	438,656
Nedbank Group, Ltd.	6,055	92,730
Standard Bank Group, Ltd.	18,106	220,678
South Korea 1.4%		4,536,675
Cheil Worldwide, Inc.	8,375	108,440
DB Insurance Company, Ltd.	516	41,691
Hyundai Glovis Company, Ltd.	3,988	354,963
3	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hyundai Mobis Company, Ltd.	1,314	$212,592
LG Corp.	786	50,125
NongShim Company, Ltd.	615	216,387
Samsung Electronics Company, Ltd.	19,711	1,215,425
Samsung Fire & Marine Insurance Company, Ltd.	2,954	803,279
Samsung SDS Company, Ltd.	4,070	440,419
SK Square Company, Ltd. (A)	2,378	150,835
SK Telecom Company, Ltd.	21,877	865,651
SK Telecom Company, Ltd., ADR	3,427	76,868
Spain 1.1%		3,577,815
Iberdrola SA	270,878	3,577,815
Switzerland 0.9%		2,937,440
Chubb, Ltd.	3,559	981,074
Nestle SA	19,314	1,956,366
Taiwan 1.7%		5,549,869
Hon Hai Precision Industry Company, Ltd.	39,000	239,262
Sinbon Electronics Company, Ltd.	12,000	120,609
Taiwan Semiconductor Manufacturing Company, Ltd.	74,000	2,158,677
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	18,283	3,031,321
Thailand 0.1%		454,430
Advanced Info Service PCL	8,700	57,180
Bangkok Bank PCL	12,300	47,290
Thai Beverage PCL	248,900	93,992
Thai Union Group PCL	628,400	255,968
United Kingdom 2.8%		9,375,316
Diageo PLC	108,032	3,361,402
Reckitt Benckiser Group PLC	42,429	2,282,402
Rightmove PLC	67,441	501,075
St. James’s Place PLC	198,218	1,746,050
Unilever PLC	24,229	1,484,387
United States 67.9%		226,003,309
Adobe, Inc. (A)	9,013	4,972,021
Advanced Micro Devices, Inc. (A)	10,440	1,508,371
Air Products & Chemicals, Inc.	7,299	1,925,841
Akamai Technologies, Inc. (A)	22,451	2,206,484
Alphabet, Inc., Class A	82,841	14,210,542
American Electric Power Company, Inc.	15,426	1,513,599
Automatic Data Processing, Inc.	33,180	8,713,732
AutoZone, Inc. (A)	1,823	5,712,717
Baxter International, Inc.	18,876	676,138
Becton, Dickinson and Company	17,333	4,178,293
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	4

	Shares	Value
United States (continued)
Booking Holdings, Inc.	698	$2,593,077
Bristol-Myers Squibb Company	20,491	974,552
Cadence Design Systems, Inc. (A)	12,822	3,431,937
Centene Corp. (A)	19,858	1,527,477
Cisco Systems, Inc.	96,321	4,666,752
Colgate-Palmolive Company	37,777	3,747,101
Comcast Corp., Class A	86,089	3,552,893
Conagra Brands, Inc.	50,487	1,530,766
CVS Health Corp.	46,968	2,833,579
Duke Energy Corp.	4,399	480,679
eBay, Inc.	80,311	4,466,095
Elevance Health, Inc.	9,700	5,160,691
Emerson Electric Company	9,928	1,162,668
Eversource Energy	14,097	915,036
Fiserv, Inc. (A)	12,697	2,076,848
Fortinet, Inc. (A)	94,866	5,506,023
General Mills, Inc.	8,734	586,401
Global Payments, Inc.	25,068	2,547,912
Globe Life, Inc.	5,568	516,376
Intuit, Inc.	708	458,324
Johnson & Johnson	39,671	6,262,067
Kenvue, Inc.	65,132	1,204,291
Labcorp Holdings, Inc.	11,991	2,583,341
Marsh & McLennan Companies, Inc.	17,839	3,970,426
Mastercard, Inc., Class A	11,436	5,302,988
McDonald’s Corp.	13,910	3,691,714
Merck & Company, Inc.	9,636	1,090,121
Meta Platforms, Inc., Class A	5,507	2,614,889
Microsoft Corp.	29,883	12,501,553
Mondelez International, Inc., Class A	48,617	3,322,972
Monster Beverage Corp. (A)	96,505	4,965,182
MSCI, Inc.	11,059	5,980,265
NextEra Energy, Inc.	22,109	1,688,907
NIKE, Inc., Class B	60,450	4,525,287
NVIDIA Corp.	7,848	918,373
Oracle Corp.	18,464	2,574,805
O’Reilly Automotive, Inc. (A)	929	1,046,370
Paychex, Inc.	17,547	2,246,367
PayPal Holdings, Inc. (A)	17,369	1,142,533
PepsiCo, Inc.	36,508	6,303,836
Pfizer, Inc.	23,386	714,208
Ross Stores, Inc.	17,974	2,574,416
Sempra	10,271	822,296
Starbucks Corp.	69,579	5,423,683
5	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Stryker Corp.	6,632	$2,171,648
Synopsys, Inc. (A)	3,360	1,875,955
Sysco Corp.	16,078	1,232,379
Texas Roadhouse, Inc.	26,720	4,665,579
The Cigna Group	13,341	4,651,606
The Coca-Cola Company	105,348	7,030,926
The Hershey Company	8,416	1,661,992
The J.M. Smucker Company	2,828	333,563
The Procter & Gamble Company	22,136	3,558,583
The TJX Companies, Inc.	30,090	3,400,772
The Toro Company	22,375	2,141,959
UnitedHealth Group, Inc.	4,013	2,312,130
Verizon Communications, Inc.	38,407	1,556,252
Visa, Inc., Class A	26,634	7,075,855
W.W. Grainger, Inc.	2,280	2,227,127
Waste Management, Inc.	11,266	2,283,168

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 2.9%					$9,508,787
(Cost $9,196,880)
U.S. Government 2.9%					9,508,787
U.S. Treasury
Note	0.625	05-15-30		359,200	297,799
Note	0.625	08-15-30		681,400	560,478
Note (D)	0.875	11-15-30		716,100	594,671
Note	1.250	08-15-31		650,800	542,681
Note	1.625	05-15-31		780,800	672,861
Note	1.750	11-15-29		336,700	302,215
Note (D)	1.875	02-15-32		1,272,600	1,097,816
Note	2.875	05-15-32		903,900	835,966
Note	3.375	05-15-33		633,200	602,282
Note	3.500	02-15-33		285,600	274,600
Note	4.000	02-15-34		1,527,000	1,520,558
Note (D)	4.125	11-15-32		970,900	978,333

Note	4.500	11-15-33		1,187,700	1,228,527
Foreign government obligations 0.0%					$154,562
(Cost $149,629)
France 0.0%					154,562
Caisse Francaise de Financement Local
Bond	0.010	10-19-35	EUR	200,000	154,562
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	6

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 3.4%					$11,169,689
(Cost $11,364,786)
Australia 0.0%					110,202
Bendigo & Adelaide Bank, Ltd.	4.020	10-04-26	EUR	100,000	110,202
Austria 0.1%					186,528
Erste Group Bank AG	0.010	09-11-29	EUR	200,000	186,528
Canada 0.0%					98,398
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	100,000	98,398
Denmark 2.5%					8,244,150
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	555,261
Nykredit Realkredit A/S	2.500	10-01-53	DKK	1,509,453	196,664
Nykredit Realkredit A/S	4.000	10-01-53	DKK	15,492,334	2,233,368
Nykredit Realkredit A/S	5.000	10-01-53	DKK	2,362,351	347,235
Nykredit Realkredit A/S	5.000	10-01-53	DKK	12,310,421	1,813,219
Realkredit Danmark A/S	1.000	04-01-26	DKK	7,300,000	1,027,930
Realkredit Danmark A/S	1.500	10-01-53	DKK	17,605,826	2,070,473
France 0.6%					1,830,639
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	839,043
BPCE SFH SA	0.010	01-21-27	EUR	800,000	806,049
BPCE SFH SA	0.625	05-29-31	EUR	200,000	185,547
Japan 0.0%					93,683
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	100,000	93,683
New Zealand 0.1%					178,855
ASB Bank, Ltd.	0.250	05-21-31	EUR	200,000	178,855
United Kingdom 0.1%					427,234
Santander UK PLC	0.500	01-10-25	EUR	400,000	427,234

Total investments (Cost $238,150,043) 94.8%	$315,442,987
Other assets and liabilities, net 5.2%	17,411,422
Total net assets 100.0%	$332,854,409

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
7	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 7-31-24:
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government and Agency obligations	2.9%
Other assets and liabilities, net	5.2%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	8

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	352	Long	Sep 2024	$38,536,167	$39,501,000	$964,833
2-Year U.S. Treasury Note Futures	151	Long	Oct 2024	30,788,293	31,054,094	265,801
5-Year U.S. Treasury Note Futures	820	Long	Oct 2024	87,023,537	88,739,375	1,715,838
ASX SPI 200 Index Futures	34	Short	Sep 2024	(4,288,706)	(4,486,323)	(197,617)
Euro STOXX 50 Index Futures	201	Short	Sep 2024	(10,746,553)	(10,663,442)	83,111
Euro-Bund Futures	92	Short	Sep 2024	(12,929,685)	(13,344,978)	(415,293)
FTSE 100 Index Futures	66	Short	Sep 2024	(6,979,690)	(7,103,306)	(123,616)
Mini MSCI Emerging Markets Index Futures	184	Short	Sep 2024	(10,011,247)	(10,084,120)	(72,873)
Nikkei 225 Mini Index Futures	494	Short	Sep 2024	(12,845,579)	(12,748,600)	96,979
S&P 500 E-Mini Index Futures	169	Short	Sep 2024	(46,502,092)	(46,965,100)	(463,008)
S&P Mid 400 E-Mini Index Futures	46	Short	Sep 2024	(13,644,858)	(14,352,460)	(707,602)
						$1,146,553
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	644,000	CAD	585,390	BARC	8/15/2024	—	$(2,868)
AUD	507,000	JPY	53,423,741	BARC	8/15/2024	—	(25,683)
AUD	2,566,000	JPY	276,329,346	GSI	8/15/2024	—	(169,748)
AUD	88,000	JPY	9,556,442	JPM	8/15/2024	—	(6,355)
AUD	270,000	NOK	1,895,183	GSI	8/15/2024	$2,870	—
AUD	1,869,000	SEK	13,291,928	BOA	8/15/2024	—	(19,365)
AUD	322,849	USD	213,121	BARC	8/15/2024	—	(1,917)
AUD	1,667,238	USD	1,101,491	BNP	8/15/2024	—	(10,802)
AUD	605,935	USD	404,894	BOA	8/15/2024	—	(8,498)
AUD	697,991	USD	466,971	GSI	8/15/2024	—	(10,353)
AUD	246,746	USD	165,113	JPM	8/15/2024	—	(3,694)
CAD	2,075,000	CHF	1,365,831	BOA	8/15/2024	—	(55,044)
CAD	2,438,313	EUR	1,655,000	GSI	8/15/2024	—	(25,510)
CAD	561,000	GBP	321,000	BARC	8/15/2024	—	(6,225)
CAD	1,125,929	GBP	650,000	GSI	8/15/2024	—	(19,888)
CAD	38,000	JPY	4,330,026	GSI	8/14/2024	—	(1,426)
CAD	741,789	NZD	893,000	BNP	8/15/2024	6,006	—
CAD	3,887,161	USD	2,833,500	BARC	8/14/2024	—	(17,003)
CAD	3,013,341	USD	2,205,000	BNP	8/14/2024	—	(21,642)
CAD	2,289,221	USD	1,680,000	BOA	8/14/2024	—	(21,313)
CAD	3,319,346	USD	2,428,500	GSI	8/14/2024	—	(23,421)
CAD	174,912	USD	127,825	BARC	8/15/2024	—	(1,087)
9	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,320	USD	968	BNP	8/15/2024	—	$(11)
CAD	9,920	USD	7,289	BOA	8/15/2024	—	(101)
CAD	136,792	USD	99,810	GSI	8/15/2024	—	(692)
CHF	664,037	EUR	688,500	BARC	8/15/2024	$12,128	—
CHF	660,863	EUR	688,500	BNP	8/15/2024	8,506	—
CHF	587,438	USD	658,766	BARC	8/15/2024	11,564	—
CHF	4,673,678	USD	5,209,472	BNP	8/15/2024	123,696	—
CHF	506,907	USD	572,794	BOA	8/15/2024	5,641	—
CHF	292,081	USD	329,983	GSI	8/15/2024	3,313	—
CHF	86,402	USD	98,493	JPM	8/15/2024	101	—
DKK	3,091,921	USD	447,464	BARC	8/15/2024	1,292	—
DKK	2,436,582	USD	352,433	BNP	8/15/2024	1,208	—
DKK	14,704,983	USD	2,142,834	BOA	8/15/2024	—	(8,580)
DKK	6,578,370	USD	946,277	GSI	8/15/2024	8,496	—
DKK	1,097,960	USD	158,095	JPM	8/15/2024	1,261	—
EUR	61,000	CHF	59,460	BARC	8/15/2024	—	(1,790)
EUR	42,000	CHF	41,247	BOA	8/15/2024	—	(1,584)
EUR	66,000	CHF	64,082	JPM	8/15/2024	—	(1,650)
EUR	216,000	GBP	182,985	GSI	8/15/2024	—	(1,352)
EUR	80,000	JPY	13,368,591	BARC	8/15/2024	—	(2,788)
EUR	194,000	JPY	33,294,536	BOA	8/15/2024	—	(12,619)
EUR	419,000	JPY	70,362,469	GSI	8/15/2024	—	(16,907)
EUR	89,000	NZD	160,235	BARC	8/15/2024	1,016	—
EUR	1,415,274	USD	1,520,161	BARC	8/15/2024	12,507	—
EUR	11,237,265	USD	12,166,252	BNP	8/15/2024	3,116	—
EUR	4,458,752	USD	4,836,222	BOA	8/15/2024	—	(7,627)
EUR	642,000	USD	698,527	GSI	8/15/2024	—	(3,275)
EUR	1,550,000	USD	1,667,890	JPM	8/15/2024	10,679	—
GBP	301,000	CAD	521,722	JPM	8/15/2024	8,970	—
GBP	728,243	EUR	862,500	BARC	8/15/2024	2,278	—
GBP	188,407	EUR	223,000	BOA	8/15/2024	742	—
GBP	731,142	EUR	862,500	GSI	8/15/2024	6,006	—
GBP	305,226	EUR	360,000	JPM	8/15/2024	2,575	—
GBP	42,000	JPY	8,099,172	BARC	8/15/2024	—	(176)
GBP	109,000	JPY	21,312,703	GSI	8/15/2024	—	(2,419)
GBP	775,000	SEK	10,368,689	GSI	8/15/2024	27,550	—
GBP	706,175	USD	901,064	BARC	8/15/2024	6,882	—
GBP	342,964	USD	435,206	BNP	8/15/2024	5,751	—
GBP	690,252	USD	878,371	BOA	8/15/2024	9,103	—
GBP	120,694	USD	153,342	GSI	8/15/2024	1,838	—
GBP	359,356	USD	456,765	JPM	8/15/2024	5,268	—
JPY	49,112,783	AUD	489,000	BARC	8/15/2024	8,622	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	10

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	18,002,283	AUD	176,000	BOA	8/15/2024	$5,282	—
JPY	16,516,488	EUR	97,000	BARC	8/15/2024	5,435	—
JPY	26,321,136	EUR	157,000	BNP	8/15/2024	6,042	—
JPY	31,879,273	EUR	191,000	GSI	8/15/2024	6,401	—
JPY	35,428,672	EUR	209,000	JPM	8/15/2024	10,650	—
JPY	4,256,859	GBP	22,000	BARC	8/15/2024	189	—
JPY	31,887,358	NOK	2,228,000	BOA	8/15/2024	9,022	—
JPY	17,070,247	NOK	1,222,000	GSI	8/15/2024	2,145	—
JPY	16,923,989	NZD	175,000	JPM	8/15/2024	9,052	—
JPY	278,415,617	USD	1,793,591	BARC	8/15/2024	68,762	—
JPY	8,840,277,679	USD	57,496,570	BNP	8/15/2024	1,636,984	—
JPY	334,489,459	USD	2,167,101	BOA	8/15/2024	70,335	—
JPY	212,767,136	USD	1,363,778	GSI	8/15/2024	59,444	—
JPY	214,741,945	USD	1,345,320	JPM	8/15/2024	91,112	—
NOK	675,008	EUR	59,000	BOA	8/15/2024	—	$(2,005)
NOK	11,009,068	NZD	1,682,000	BARC	8/15/2024	8,303	—
NOK	2,890,000	SEK	2,836,570	BARC	8/15/2024	—	(88)
NOK	9,124,212	USD	861,500	BARC	8/15/2024	—	(24,941)
NOK	9,047,015	USD	861,500	BOA	8/15/2024	—	(32,019)
NOK	18,640,260	USD	1,726,000	GSI	8/15/2024	—	(16,957)
NZD	787,000	CAD	639,994	BARC	8/15/2024	4,665	—
NZD	3,542	EUR	2,000	BARC	8/15/2024	—	(58)
NZD	1,478,000	JPY	144,657,934	BARC	8/15/2024	—	(87,976)
NZD	42,000	NOK	273,158	BARC	8/15/2024	—	(48)
NZD	216,000	NOK	1,394,985	BOA	8/15/2024	656	—
NZD	131,000	NOK	846,997	GSI	8/15/2024	309	—
NZD	494,000	SEK	3,174,174	BOA	8/15/2024	—	(2,594)
NZD	2,086,000	SEK	13,419,632	JPM	8/15/2024	—	(12,460)
NZD	559,000	USD	342,294	BARC	8/15/2024	—	(9,596)
NZD	290,000	USD	177,476	GSI	8/15/2024	—	(4,878)
SEK	11,838,943	AUD	1,707,000	BARC	8/15/2024	—	(10,428)
SEK	6,819,663	AUD	952,000	BNP	8/15/2024	14,465	—
SEK	5,588,053	AUD	787,000	GSI	8/15/2024	7,321	—
SEK	731,888	EUR	65,000	BARC	8/15/2024	—	(2,001)
SEK	959,171	GBP	72,000	BARC	8/15/2024	—	(2,944)
SEK	459,000	JPY	6,707,683	BARC	8/14/2024	—	(1,973)
SEK	716,000	JPY	10,386,523	BNP	8/14/2024	—	(2,564)
SEK	2,673,944	NOK	2,686,000	BNP	8/15/2024	3,595	—
SEK	8,361,773	NZD	1,305,000	GSI	8/15/2024	4,661	—
SEK	3,980,731	USD	379,000	BOA	8/15/2024	—	(7,027)
SEK	4,731,412	USD	438,000	GSI	8/15/2024	4,120	—
USD	336,606	AUD	508,693	BARC	8/15/2024	3,824	—
11	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	21,419,348	AUD	32,350,669	BNP	8/15/2024	$255,904	—
USD	86,794	AUD	129,100	BOA	8/15/2024	2,338	—
USD	753,343	AUD	1,133,384	GSI	8/15/2024	11,895	—
USD	52,257	AUD	77,350	JPM	8/15/2024	1,655	—
USD	17,727,417	CAD	24,196,489	BOA	8/14/2024	195,515	—
USD	4,278,311	CAD	5,842,545	GSI	8/14/2024	45,014	—
USD	61,243	CAD	83,860	BARC	8/15/2024	479	—
USD	889	CAD	1,215	BNP	8/15/2024	9	—
USD	879,868	CAD	1,201,496	GSI	8/15/2024	9,281	—
USD	14,373	CAD	19,635	JPM	8/15/2024	146	—
USD	104,215	CHF	92,638	BARC	8/15/2024	—	$(1,495)
USD	2,836,400	CHF	2,544,447	BNP	8/15/2024	—	(67,087)
USD	213,810	CHF	191,432	BOA	8/15/2024	—	(4,635)
USD	403,372	CHF	359,215	GSI	8/15/2024	—	(6,531)
USD	405,349	DKK	2,767,352	BNP	8/15/2024	3,700	—
USD	17,543,560	DKK	120,825,678	BOA	8/15/2024	7,147	—
USD	597,541	DKK	4,095,665	GSI	8/15/2024	3,104	—
USD	496,495	DKK	3,450,392	JPM	8/15/2024	—	(4,288)
USD	1,828,013	EUR	1,700,086	BARC	8/15/2024	—	(13,091)
USD	130,204,206	EUR	120,289,451	BNP	8/15/2024	—	(62,949)
USD	1,028,058	EUR	945,040	BOA	8/15/2024	4,629	—
USD	1,180,054	EUR	1,087,420	JPM	8/15/2024	2,435	—
USD	1,311,326	GBP	1,028,354	BARC	8/15/2024	—	(10,854)
USD	16,066,362	GBP	12,820,053	BNP	8/15/2024	—	(416,694)
USD	125,642	GBP	98,624	BOA	8/15/2024	—	(1,162)
USD	431,512	GBP	336,759	GSI	8/15/2024	—	(1,467)
USD	386,544	GBP	301,285	JPM	8/15/2024	—	(826)
USD	291,787	JPY	44,808,265	BNP	8/14/2024	—	(7,893)
USD	2,192,182	JPY	337,790,160	BARC	8/15/2024	—	(67,333)
USD	6,222,658	JPY	958,274,099	BNP	8/15/2024	—	(187,339)
USD	858,122	JPY	135,277,052	BOA	8/15/2024	—	(46,761)
USD	858,401	JPY	133,856,563	GSI	8/15/2024	—	(36,980)
USD	2,162,293	JPY	333,874,746	JPM	8/15/2024	—	(71,031)
USD	3,554,449	NOK	38,795,641	BARC	8/15/2024	—	(2,553)
USD	280,000	NOK	2,974,289	BNP	8/15/2024	7,301	—
USD	1,663,000	NOK	17,780,069	BOA	8/15/2024	32,824	—
USD	9,998,716	NZD	16,639,492	GSI	8/15/2024	95,449	—
USD	267,955	SEK	2,894,531	GSI	8/14/2024	—	(2,506)
USD	7,239,161	SEK	78,282,632	BOA	8/15/2024	—	(75,841)
						$3,010,584	$(1,823,286)

Derivatives Currency Abbreviations
AUD	Australian Dollar
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	12

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 7-31-24, the aggregate cost of investments for federal income tax purposes was $248,615,431. Net unrealized appreciation aggregated to $69,161,407, of which $78,780,406 related to gross unrealized appreciation and $9,618,999 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
13	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 7-31-24

Assets
Unaffiliated investments, at value (Cost $238,150,043)	$315,442,987
Unrealized appreciation on forward foreign currency contracts	3,010,584
Cash	5,173,769
Foreign currency, at value (Cost $256,474)	254,515
Collateral held at broker for futures contracts	7,666,763
Dividends and interest receivable	1,071,030
Receivable for fund shares sold	49,719
Receivable for investments sold	3,176,562
Other assets	44,019
Total assets	335,889,948
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,823,286
Payable for futures variation margin	799,164
Payable for investments purchased	40,829
Payable for fund shares repurchased	165,884
Payable to affiliates
Accounting and legal services fees	9,818
Transfer agent fees	18,365
Distribution and service fees	138
Trustees’ fees	666
Other liabilities and accrued expenses	177,389
Total liabilities	3,035,539
Net assets	$332,854,409
Net assets consist of
Paid-in capital	$830,278,722
Total distributable earnings (loss)	(497,424,313)
Net assets	$332,854,409

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	14

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($36,650,254 ÷ 3,645,177 shares)[1]	$10.05
Class C ($1,871,591 ÷ 195,636 shares)[1]	$9.57
Class I ($158,905,787 ÷ 15,478,018 shares)	$10.27
Class R2 ($842,807 ÷ 84,301 shares)	$10.00
Class R6 ($31,361,407 ÷ 3,032,411 shares)	$10.34
Class NAV ($103,222,563 ÷ 9,989,577 shares)	$10.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.58

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
15	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 7-31-24

Investment income
Dividends	$6,467,412
Interest	1,591,028
Less foreign taxes withheld	(254,179)
Total investment income	7,804,261
Expenses
Investment management fees	3,865,200
Distribution and service fees	157,569
Accounting and legal services fees	74,339
Transfer agent fees	267,861
Trustees’ fees	9,739
Custodian fees	126,809
State registration fees	90,979
Printing and postage	24,970
Professional fees	202,809
Other	138,132
Total expenses	4,958,407
Less expense reductions	(28,867)
Net expenses	4,929,540
Net investment income	2,874,721
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	45,112,583
Futures contracts	(28,925,952)
Forward foreign currency contracts	(8,719,692)
Swap contracts	(33,486)
7,433,453
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(19,706,489)
Futures contracts	13,418,440
Forward foreign currency contracts	7,473,318
1,185,269
Net realized and unrealized gain	8,618,722
Increase in net assets from operations	$11,493,443
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	16

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 7-31-24	Year ended 7-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,874,721	$4,063,284
Net realized gain (loss)	7,433,453	(32,340,674)
Change in net unrealized appreciation (depreciation)	1,185,269	35,833,618
Increase in net assets resulting from operations	11,493,443	7,556,228
Distributions to shareholders
From earnings
Class A	—	(1,282,614)
Class C	—	(237,194)
Class I	—	(6,362,692)
Class R2	—	(30,090)
Class R6	—	(7,576,544)
Class NAV	—	(3,272,596)
Total distributions	—	(18,761,730)
From fund share transactions	(160,914,483)	(87,852,566)
Total decrease	(149,421,040)	(99,058,068)
Net assets
Beginning of year	482,275,449	581,333,517
End of year	$332,854,409	$482,275,449
17	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$9.75	$9.93	$10.12	$9.06	$10.54
Net investment income[1]	0.05	0.05	0.06	0.02	0.06
Net realized and unrealized gain (loss) on investments	0.25	0.07	(0.25)	1.09	0.02
Total from investment operations	0.30	0.12	(0.19)	1.11	0.08
Less distributions
From net investment income	—	(0.30)	—	(0.05)	(1.56)
Net asset value, end of period	$10.05	$9.75	$9.93	$10.12	$9.06
Total return (%)[2,3]	3.18	1.34	(1.88)	12.27	0.89
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$41	$44	$45	$41
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	1.55	1.57	1.59	1.53
Expenses including reductions	1.61	1.54	1.56	1.58	1.52
Net investment income	0.47	0.49	0.65	0.24	0.65
Portfolio turnover (%)	47	59	59	57	217[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	18

CLASS C SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$9.38	$9.57	$9.82	$8.81	$10.29
Net investment loss[1]	(0.03)	(0.03)	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.22	0.07	(0.24)	1.06	0.01
Total from investment operations	0.19	0.04	(0.25)	1.01	—
Less distributions
From net investment income	—	(0.23)	—	—	(1.48)
Net asset value, end of period	$9.57	$9.38	$9.57	$9.82	$8.81
Total return (%)[2,3]	2.45	0.63	(2.54)	11.45	0.23
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$6	$12	$20	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	2.32	2.25	2.27	2.29	2.23
Expenses including reductions	2.31	2.24	2.26	2.28	2.22
Net investment loss	(0.29)	(0.29)	(0.12)	(0.52)	(0.07)
Portfolio turnover (%)	47	59	59	57	217[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
19	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$9.92	$10.10	$10.27	$9.19	$10.67
Net investment income[1]	0.08	0.08	0.10	0.05	0.09
Net realized and unrealized gain (loss) on investments	0.27	0.07	(0.27)	1.10	0.02
Total from investment operations	0.35	0.15	(0.17)	1.15	0.11
Less distributions
From net investment income	—	(0.33)	—	(0.07)	(1.59)
Net asset value, end of period	$10.27	$9.92	$10.10	$10.27	$9.19
Total return (%)[2]	3.42	1.73	(1.66)	12.64	1.22
Ratios and supplemental data
Net assets, end of period (in millions)	$159	$201	$215	$215	$274
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32	1.25	1.27	1.29	1.23
Expenses including reductions	1.31	1.24	1.26	1.28	1.22
Net investment income	0.76	0.79	0.94	0.52	0.95
Portfolio turnover (%)	47	59	59	57	217[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	20

CLASS R2 SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$9.69	$9.87	$10.07	$9.01	$10.49
Net investment income[1]	0.04	0.05	0.06	0.02	0.06
Net realized and unrealized gain (loss) on investments	0.27	0.07	(0.26)	1.08	0.01
Total from investment operations	0.31	0.12	(0.20)	1.10	0.07
Less distributions
From net investment income	—	(0.30)	—	(0.04)	(1.55)
Net asset value, end of period	$10.00	$9.69	$9.87	$10.07	$9.01
Total return (%)[2]	3.20	1.34	(1.99)	12.31	0.82
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63	1.55	1.60	1.62	1.58
Expenses including reductions	1.63	1.54	1.59	1.62	1.57
Net investment income	0.45	0.47	0.58	0.21	0.62
Portfolio turnover (%)	47	59	59	57	217[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
21	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$9.98	$10.15	$10.31	$9.23	$10.71
Net investment income[1]	0.09	0.08	0.12	0.06	0.10
Net realized and unrealized gain (loss) on investments	0.27	0.09	(0.28)	1.10	0.02
Total from investment operations	0.36	0.17	(0.16)	1.16	0.12
Less distributions
From net investment income	—	(0.34)	—	(0.08)	(1.60)
Net asset value, end of period	$10.34	$9.98	$10.15	$10.31	$9.23
Total return (%)[2]	3.51	1.74	(1.55)	12.70	1.34
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$134	$227	$130	$106
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.14	1.16	1.19	1.12
Expenses including reductions	1.20	1.13	1.15	1.18	1.11
Net investment income	0.85	0.81	1.15	0.64	1.05
Portfolio turnover (%)	47	59	59	57	217[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	22

CLASS NAV SHARES Period ended	7-31-24	7-31-23	7-31-22	7-31-21	7-31-20
Per share operating performance
Net asset value, beginning of period	$9.97	$10.15	$10.31	$9.23	$10.71
Net investment income[1]	0.09	0.09	0.11	0.06	0.10
Net realized and unrealized gain (loss) on investments	0.27	0.07	(0.27)	1.11	0.02
Total from investment operations	0.36	0.16	(0.16)	1.17	0.12
Less distributions
From net investment income	—	(0.34)	—	(0.09)	(1.60)
Net asset value, end of period	$10.33	$9.97	$10.15	$10.31	$9.23
Total return (%)[2]	3.61	1.74	(1.46)	12.73	1.34
Ratios and supplemental data
Net assets, end of period (in millions)	$103	$100	$82	$59	$53
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.13	1.15	1.17	1.11
Expenses including reductions	1.20	1.12	1.14	1.17	1.10
Net investment income	0.89	0.93	1.13	0.65	1.10
Portfolio turnover (%)	47	59	59	57	217[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
23	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	24

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$1,405,615	$1,405,615	—	—
Canada	702,718	702,718	—	—
China	5,535,406	1,386,976	$4,148,430	—
Denmark	6,846,438	—	6,846,438	—
France	6,487,443	—	6,487,443	—
Germany	4,950,409	—	4,950,409	—
Hong Kong	203,258	—	203,258	—
Hungary	5,788	—	5,788	—
Indonesia	551,071	—	551,071	—
Ireland	6,421,472	6,421,472	—	—
Israel	1,980,526	1,980,526	—	—
25	JOHN HANCOCK Multi-Asset Absolute Return Fund |

	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Japan	$4,502,518	—	$4,502,518	—
Mexico	1,190,312	$1,190,312	—	—
Netherlands	604,354	—	604,354	—
Philippines	35,703	—	35,703	—
South Africa	752,064	—	752,064	—
South Korea	4,536,675	76,868	4,459,807	—
Spain	3,577,815	—	3,577,815	—
Switzerland	2,937,440	981,074	1,956,366	—
Taiwan	5,549,869	3,031,321	2,518,548	—
Thailand	454,430	—	454,430	—
United Kingdom	9,375,316	—	9,375,316	—
United States	226,003,309	226,003,309	—	—
U.S. Government and Agency obligations	9,508,787	—	9,508,787	—
Foreign government obligations	154,562	—	154,562	—
Corporate bonds	11,169,689	—	11,169,689	—
Total investments in securities	$315,442,987	$243,180,191	$72,262,796	—
Derivatives:
Assets
Futures	$3,126,562	$3,126,562	—	—
Forward foreign currency contracts	3,010,584	—	$3,010,584	—
Liabilities
Futures	(1,980,009)	(1,980,009)	—	—
Forward foreign currency contracts	(1,823,286)	—	(1,823,286)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	26

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. During the year ended July 31, 2024, the average daily loan balance for which loans were outstanding amounted to $81,500,000 and the weighted average interest rate was 6.33%. Interest expense, paid under the line of credit, amounted to approximately $56,500 and is included in Other expenses on the Statement of operations. Commitment fees for the year ended July 31, 2024 were $4,715.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2024, the fund has a short-term capital loss carryforward of $572,113,987 available to offset future net realized capital gains. This carryforward does not expire.
As of July 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
27	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended July 31, 2024 and 2023 was as follows:
	July 31, 2024	July 31, 2023
Ordinary income	—	$18,761,730
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of July 31, 2024, the components of distributable earnings on a tax basis consisted of $5,542,321 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions and investments in passive foreign investment companies.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a
| JOHN HANCOCK Multi-Asset Absolute Return Fund	28

segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended July 31, 2024, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $279.0 million to $445.3 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended July 31, 2024, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $388.8 million to $564.6 million, as measured at each quarter end.
29	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended July 31, 2024, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $2.0 million,as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of July 31, 2024.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at July 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$2,946,472	$(415,293)
Equity	Receivable/payable for futures variation margin[1]	Futures	180,090	(1,564,716)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	3,010,584	(1,823,286)
			$6,137,146	$(3,803,295)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	30

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended July 31, 2024:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(9,562,633)	—	—	$(9,562,633)
Currency	—	$(8,719,692)	—	(8,719,692)
Credit	—	—	$(33,486)	(33,486)
Equity	(19,363,319)	—	—	(19,363,319)
Total	$(28,925,952)	$(8,719,692)	$(33,486)	$(37,679,130)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended July 31, 2024:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$7,290,133	—	$7,290,133
Currency	—	$7,473,318	7,473,318
Equity	6,128,307	—	6,128,307
Total	$13,418,440	$7,473,318	$20,891,758
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply: (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of
31	JOHN HANCOCK Multi-Asset Absolute Return Fund |

the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended July 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended July 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,047
Class C	263
Class I	14,219
Class R2	68
Class	Expense reduction
Class R6	$3,548
Class NAV	7,722
Total	$28,867

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended July 31, 2024, were equivalent to a net annual effective rate of 1.02% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended July 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,154 for the year ended July 31, 2024. Of this amount, $1,489 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,665 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of
| JOHN HANCOCK Multi-Asset Absolute Return Fund	32

purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended July 31, 2024, CDSCs received by the Distributor amounted to $1,294 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended July 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$118,841	$46,013
Class C	34,977	4,070
Class I	—	215,479
Class R2	3,751	45
Class R6	—	2,254
Total	$157,569	$267,861
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended July 31, 2024 and 2023 were as follows:
	Year Ended 7-31-24		Year Ended 7-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	575,752	$5,672,468	772,654	$7,493,368
Distributions reinvested	—	—	132,149	1,243,521
Repurchased	(1,150,402)	(11,313,455)	(1,119,204)	(10,780,843)
Net decrease	(574,650)	$(5,640,987)	(214,401)	$(2,043,954)
33	JOHN HANCOCK Multi-Asset Absolute Return Fund |

	Year Ended 7-31-24		Year Ended 7-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	28,793	$269,556	70,374	$650,520
Distributions reinvested	—	—	25,990	236,767
Repurchased	(471,019)	(4,452,273)	(759,644)	(7,093,782)
Net decrease	(442,226)	$(4,182,717)	(663,280)	$(6,206,495)
Class I shares
Sold	2,474,519	$24,723,505	5,829,430	$57,021,651
Distributions reinvested	—	—	646,711	6,182,558
Repurchased	(7,235,560)	(72,686,629)	(7,551,040)	(74,086,872)
Net decrease	(4,761,041)	$(47,963,124)	(1,074,899)	$(10,882,663)
Class R2 shares
Sold	8,743	$85,105	3,188	$30,589
Distributions reinvested	—	—	2,861	26,780
Repurchased	(18,946)	(186,909)	(23,249)	(220,992)
Net decrease	(10,203)	$(101,804)	(17,200)	$(163,623)
Class R6 shares
Sold	535,692	$5,375,960	3,160,079	$31,166,141
Distributions reinvested	—	—	718,413	6,896,761
Repurchased	(10,885,555)	(108,242,867)	(12,828,830)	(125,956,351)
Net decrease	(10,349,863)	$(102,866,907)	(8,950,338)	$(87,893,449)
Class NAV shares
Sold	994,438	$10,147,360	2,881,850	$28,434,493
Distributions reinvested	—	—	340,895	3,272,596
Repurchased	(1,020,001)	(10,306,304)	(1,254,349)	(12,369,471)
Net increase (decrease)	(25,563)	$(158,944)	1,968,396	$19,337,618
Total net decrease	(16,163,546)	$(160,914,483)	(8,951,722)	$(87,852,566)
Affiliates of the fund owned 100% of shares of Class NAV on July 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $123,488,431 and $277,839,382, respectively, for the year ended July 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $44,262,016 and $54,083,672, respectively, for the year ended July 31, 2024.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	34

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At July 31, 2024, funds within the John Hancock group of funds complex held 31.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	31.0%
35	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Asset Absolute Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Multi-Asset Absolute Return Fund (the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
37	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Nordea Investment Management North America, Inc. (the Subadvisor) for John Hancock Multi-Asset Absolute Return Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 28 – May 30, 2024. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
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Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
39	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-, five- and ten-year periods and underperformed for the one-year period ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the three-year period and underperformed for the one-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-, five- and ten-year periods and relative to its peer group median for the three-year period. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index. The Board noted that the fund’s previous subadvisor was replaced in August 2019 and, as a result, the fund’s longer term performance in part reflects that of the previous subadvisor.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	40

fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory afﬁliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
41	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	42

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the fund were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
43	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	44

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This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3743813	395A 7/24
9/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	September 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	September 12, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	September 12, 2024